Investment Strategy	Oct. 28, 2026
Investor Class Shares | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its goal by investing primarily in:

●	obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

●	dollar-denominated obligations of foreign issuers issued in the United States;

●	bank obligations, including those of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances;

●	corporate debt obligations;

●	commercial paper;

●	obligations of supranational organizations, such as the World Bank and the European Investment Bank; and

●	repurchase agreements.

Generally, the Fund acquires obligations that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities issued in the U.S. The Sub-Adviser defines “fixed income securities” to include the instruments listed above.

During normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one year (-0.5 to 1.0 years) of the average duration of the Morningstar® US 1-3 Year Government and Corporate Bond IndexSM. As of September 30, 2026, the average duration of the index was 1.75 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has an average duration of 5 years, the Fund’s net asset value is expected to drop by approximately 5% if interest rates were to increase by 1%.

The Fund generally invests in fixed income securities that are rated investment grade. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated at least BBB- by S&P Global Ratings (“S&P”), Baa3 by Moody’s Ratings (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, have been determined by Dimensional Fund Advisors LP (the “Sub-Adviser”) to be of comparable quality.

With respect to corporate debt securities (e.g., bonds and debentures), the Fund generally invests in investment grade securities that are issued by U.S. issuers and dollar-denominated obligations of foreign issuers issued in the U.S.

The Fund may invest in U.S. Treasury bonds, bills and notes and obligations of federal agencies or instrumentalities, including inflation-protected securities such as Treasury Inflation-Protected Securities (TIPS). Normally, the Fund may invest up to 20% of its net assets in TIPS. Some U.S. government obligations that the Fund may invest in, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, while others such as those of or guaranteed by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not.

The Fund will invest more than 25% of its total assets in dollar-denominated obligations of U.S. banks and U.S. subsidiaries and branches of foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days during which the New York Stock Exchange (“NYSE”) is open for trading. To determine that yields on dollar-denominated bank obligations are more attractive than yields on all other eligible portfolio investments of similar quality, the Sub-Adviser will examine the yield to maturity information for available fixed income securities of other industry sectors as compared to bank obligations after eliminating individual securities in each industry sector that would not be eligible for investment by the Fund. If the yield to maturity for eligible bank obligations is higher than that of eligible portfolio investments of similar quality of all other industry sectors, investments in bank obligations will be considered to have a yield that generally exceeds the yield on other eligible investments as a group. When investments in such bank obligations exceed 25% of the Fund’s total assets, the Fund’s investments will be concentrated in the banking industry.

The types of bank and bank holding company obligations in which the Fund may invest include, without limitation: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper, repurchase agreements and other debt obligations that mature between one and ten years of the date of settlement, provided such obligations meet the Fund’s established credit rating or other criteria. Commercial paper and certificates of deposit must, at the time of investment, be rated at least A-3 by S&P, P-3 by Moody’s or F3 by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least BBB- by S&P or Fitch or Baa3 by Moody’s.

All ratings described above apply at the time of investment.

Strategy Portfolio Concentration [Text]	Generally, the Fund acquires obligations that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities issued in the U.S. The Sub-Adviser defines “fixed income securities” to include the instruments listed above.
Investor Class Shares | SA Global Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its goal by investing primarily in:

●	obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities;

●	obligations of supranational organizations, such as the World Bank and the European Investment Bank;

●	obligations of other U.S. and foreign issuers including:

●	corporate debt obligations;

●	commercial paper;

●	bank obligations; and

●	repurchase agreements.

The Fund primarily invests in fixed income securities that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities. The Sub-Adviser defines “fixed income securities” to include the instruments listed above.

During normal market conditions, the fund will seek to maintain an average portfolio duration of minus half a year to plus one and one-half years (-0.5 to 1.5 years) of the average duration of the Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM. As of September 30, 2026, the average duration of the index was 2.61 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has an average duration of 5 years, the Fund’s net asset value is expected to drop by approximately 5% if interest rates were to increase by 1%.

The Fund generally invests in fixed income securities that are rated investment grade. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated at least BBB- by S&P Global Ratings (“S&P”), Baa3 by Moody’s Ratings (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, have been determined by Dimensional Fund Advisors LP (the “Sub-Adviser”) to be of comparable quality.

The Fund may invest in U.S. Treasury bonds, bills and notes and obligations of federal agencies or instrumentalities, including inflation-protected securities such as Treasury Inflation-Protected Securities (TIPS). Normally, the Fund may invest up to 20% of its net assets in TIPS. Some U.S. government obligations that the Fund may invest in, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, while others such as those of or guaranteed by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not.

The Fund may also invest in fixed income securities, such as bills, notes, bonds and other debt securities, issued or guaranteed by foreign governments or their agencies or instrumentalities and may invest in debt securities of supranational organizations. With respect to corporate debt securities (e.g, bonds and debentures), the Fund generally invests in investment grade securities that are issued by U.S. and foreign issuers.

The types of bank and bank holding company obligations in which the Fund may invest include, without limitation: certificates of deposit (including marketable variable rate certificates of deposit), bankers’ acceptances, commercial paper, repurchase agreements and other debt obligations that mature between one and ten years of the date of settlement, provided such obligations meet the Fund’s established credit rating or other criteria. Commercial paper and certificates of deposit must, at the time of investment, be rated at least A-3 by S&P, P-3 by Moody’s or F3 by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least BBB- by S&P or Fitch or Baa3 by Moody’s.

All ratings described above apply at the time of investment.

These securities may be denominated in U.S. dollars as well as other currencies, including the euro. The Fund invests in foreign issuers in countries with developed markets designated by the Investment Committee of the Sub-Adviser from time to time. The Fund is authorized to invest in foreign issuers in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. The Sub-Adviser will determine when and whether to invest in countries that have been authorized depending on a number of factors, such as asset availability in the Fund and characteristics of each country’s market. Under normal market conditions, the Fund will invest (1) at least 40% (and up to 100%) of its total assets in the securities of foreign issuers and (2) in issuers organized or having a majority of their assets in, or deriving a majority of their operating income from, or is a government, government agency, instrumentality or central bank of, at least three different countries, one of which may be the United States. The actual number of countries represented in the Fund’s portfolio may vary over time.

The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates. For example, the Sub-Adviser may sell a security denominated in one currency and buy a security denominated in a different currency depending on market conditions.

The Fund may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund primarily invests in fixed income securities that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities. The Sub-Adviser defines “fixed income securities” to include the instruments listed above.
Investor Class Shares | SA U.S. Core Market Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Sub-Adviser limits the universe of eligible securities in which the Fund may invest to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2026, the market capitalization of an eligible company would be approximately $6.0 billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in U.S. securities. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Fund may emphasize certain stocks, including higher profitability stocks, as compared to their representation in the U.S. market. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may also invest up to 5% of its total assets (measured at the time of purchase) in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group Inc., a separate registered investment company. The Sub-Adviser is also the adviser of the U.S. Micro Cap Portfolio. The U.S. Micro Cap Portfolio generally will purchase a broad and diverse group of securities of micro cap companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in U.S. securities.
Investor Class Shares | SA U.S. Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities of large and mid cap U.S. companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser, that the Sub-Adviser believes are “value” stocks at the time of investment.

The Sub-Adviser generally considers large and mid cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2026, the market capitalization of an eligible company would be approximately $18.7 billion or above. This dollar amount will vary due to market conditions.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value and mid-cap value segments of the U.S. market.

The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. value companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Sub-Adviser defines “value company” to mean a company whose stock has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. value companies.
Investor Class Shares | SA U.S. Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities of small cap companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. small cap companies. The Sub-Adviser generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Sub-Adviser defines U.S. small cap companies to mean companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.  Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2026, the market capitalization of an eligible company would be approximately $18.7 billion or below. This dollar amount will vary due to market conditions.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks, as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in securities of U.S. small cap companies.
Investor Class Shares | SA International Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase securities of large non-U.S. companies in countries with developed markets that the Sub-Adviser determines to be value stocks. The Fund has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in securities of value companies. The Sub-Adviser defines “value company” to mean a company whose stock has a low price in relation to its book value.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value segment of the developed non-U.S. market. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Fund invests in companies in countries with developed markets designated by the Investment Committee of the Sub-Adviser as approved markets from time to time. The Fund is authorized to invest in the stocks of large and mid cap companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. Under normal market conditions, the Sub-Adviser intends to invest in at least three non-U.S. countries, based upon a company’s place of organization or the source of a majority of a company’s operating income.

The Fund intends to purchase securities of large companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines the minimum market capitalization of a large company with respect to each country or region in which the Fund invests. Based on market capitalization data as of August 31, 2026, for the Fund, the market capitalization of a large company in any country or region in which the Fund invests would be approximately $2.2 billion or above. This threshold will change due to market conditions.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund invests in companies in countries with developed markets designated by the Investment Committee of the Sub-Adviser as approved markets from time to time. The Fund is authorized to invest in the stocks of large and mid cap companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. Under normal market conditions, the Sub-Adviser intends to invest in at least three non-U.S. countries, based upon a company’s place of organization or the source of a majority of a company’s operating income.
Investor Class Shares | SA International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, Continental European, Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. Periodically, Dimensional Fund Advisors LP (the “Sub-Adviser”) will review the allocations for the DFA Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders.

To achieve the DFA Portfolio’s and the Underlying Funds’ investment objectives, the Sub-Adviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the DFA Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The DFA Portfolio is designed to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Canadian, Japanese, United Kingdom, Continental European and Asia Pacific companies. The DFA Portfolio also may have some exposure to small capitalization equity securities associated with other countries or regions. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of an Underlying Fund than companies with relatively lower market capitalizations. The DFA Portfolio and Underlying Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the DFA Portfolio and/or Underlying Funds are authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

The Sub-Adviser defines “small companies” to mean companies whose market capitalization is below $18.5 billion in developed ex-U.S. markets. This threshold is as of August 31, 2026, and will fluctuate due to market conditions. For purposes of determining compliance with this policy, the Fund will count the entire value of its investment in the DFA Portfolio, without looking through to the DFA Portfolio’s underlying investments, unless the Fund knows that the DFA Portfolio is not investing in accordance with its investment focus.

The Sub-Adviser may also increase or reduce the DFA Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As of August 31, 2026, the DFA Portfolio invested its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio’s assets):

Underlying Fund	Investment Range
Japanese Series	10% - 40%
United Kingdom Series	5% - 30%
Continental Series	25% - 55%
Asia Pacific Series	5% - 25%
Canadian Series	5% - 20%

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by the Sub-Adviser on at least a semi-annual basis. The Underlying Funds invest primarily in countries that the Sub-Adviser views as developed market countries. Each Underlying Fund may lend its portfolio securities to generate additional income.

The DFA Portfolio and the Underlying Funds are advised by the Sub-Adviser. For as long as the Fund invests substantially all of its assets in the DFA Portfolio, the Sub-Adviser will not receive any sub-advisory fee from the Fund for its sub-advisory services. The Sub-Adviser receives an investment management fee from the DFA Portfolio for the services the Sub-Adviser provides to the DFA Portfolio. The Sub-Adviser also receives investment management fees for providing investment management services to the Underlying Funds. The Sub-Adviser has agreed to this fee arrangement in order to prevent duplication of advisory fees to the Sub-Adviser.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Fund’s Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund’s assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

Strategy Portfolio Concentration [Text]	Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, Continental European, Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. Periodically, Dimensional Fund Advisors LP (the “Sub-Adviser”) will review the allocations for the DFA Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders.
Investor Class Shares | SA Emerging Markets Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets investments that are approved market securities and that are securities of value companies. The Sub-Adviser defines “value company” to mean a company whose stock has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-

to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability primarily because it has high earnings or profits from operations in relation to its book value or assets. In assessing profitability, the Sub-Adviser will consider additional information such as a company’s growth in profits. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time. The Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the value segments of the approved markets in which the Fund is authorized to invest.

The Sub-Adviser currently defines “emerging market” to include the following approved markets: Brazil, Chile, China (including China-A shares which are equity securities of companies listed in China, accessible through the Stock Connect program that connects mainland China markets with the Hong Kong Stock Exchange), Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. The Sub-Adviser may authorize other countries for investment in the future in addition to the approved markets listed above. In addition, the Fund may also continue to hold securities associated with countries that are not listed above as approved markets but had been authorized for investment in the past and may reinvest distributions received in connection with such existing investments in such previously approved countries, in each case to the extent permitted by applicable law or regulation.

The Fund’s definition of what constitutes a small, medium and large company varies across countries and is based primarily on market capitalization. In each approved market, the companies listed on selected exchanges are ranked based upon their market capitalizations. The minimum market capitalization of any company eligible for purchase is generally $250 million. This threshold will vary with market conditions.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets investments that are approved market securities and that are securities of value companies.
Investor Class Shares | SA Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. The Fund is designed to purchase readily marketable equity securities of companies whose principal activities include ownership, management, development, construction or sale of residential, commercial or industrial real estate. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry. The Sub-Adviser defines “real estate industry” to include certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. The Fund generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction or sale of residential, commercial, industrial or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT or REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Fund will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser, using a market capitalization weighted approach. The Fund invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, trading strategies, liquidity, price momentum, short-run reversals, and other factors that the Sub-Adviser determines to be appropriate.

The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration [Text]	The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year.
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by Focus Advisor Solutions, LLC (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

The Fund generally intends to remain well-diversified across countries and geographical regions. The Fund will normally invest at least 25% of its total assets in equity and fixed income investments issued by foreign companies and governments. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s (“S&P”), Baa3 by Moody’s Ratings (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest are described under “Information about the Underlying SA Funds.”

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by Focus Advisor Solutions, LLC (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.